Financial Asset Investments - Summary of Financial Asset Investments (Detail) ₨ in Millions, $ in Millions		12 Months Ended
		Mar. 31, 2020 INR (₨)	Mar. 31, 2020 USD ($)	Mar. 31, 2019 INR (₨)
Disclosure of financial assets [abstract]
Beginning balance		₨ 48,865	$ 648	₨ 1,595
Purchase/(Sale) of structured investment		(44,847)	(595)	38,124
Changes in fair value (including on investments purchased/sold during the year)		(4,362)	(58)	9,960
Investment in bonds	[1]	500	7
Exchange difference		755	10	(814)
Ending balance		₨ 911	$ 12	₨ 48,865

[1]	Reclassified during the year from short-term investments